Note 20 - Subsequent Events (Details)		0 Months Ended				0 Months Ended				0 Months Ended					0 Months Ended		0 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended
	Apr. 12, 2007 USD ($)	Apr. 23, 2013 Former Non-founder Directory [Member]	Nov. 03, 2014 Revolving Credit Facility, Multi Currency [Member] USD ($)	Nov. 03, 2014 Revolving Credit Facility [Member] USD ($)	Apr. 12, 2007 Revolving Credit Facility [Member] USD ($)	Nov. 03, 2014 Euro Tranche Term Loans [Member]	Nov. 03, 2014 Euro Tranche Term Loans [Member] USD ($)	Nov. 03, 2014 Euro Tranche Term Loans [Member] EUR (€)	Apr. 12, 2007 Tranche B Term Loan [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Former Non-founder Directory [Member]	Feb. 19, 2015 Subsequent Event [Member] Settled Litigation [Member] MacDermid [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Arysta [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Arysta [Member]	Feb. 13, 2015 Subsequent Event [Member] Revolving Credit Facility, Multi Currency [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Revolving Credit Facility [Member]	Feb. 13, 2015 Subsequent Event [Member] Revolving Credit Facility [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Revolving Credit Facility [Member] Eurodollar [Member]	Feb. 13, 2015 Subsequent Event [Member] Revolving Credit Facility [Member] Base Rate [Member]	Feb. 13, 2015 Subsequent Event [Member] Tranche B-2 Term Loan [Member]	Feb. 02, 2015 Subsequent Event [Member] USD Notes Due 2022 [Member] Arysta [Member]	Feb. 02, 2015 Subsequent Event [Member] USD Notes Due 2022 [Member] Arysta [Member] USD ($)	Feb. 02, 2015 Subsequent Event [Member] EUR Notes Due 2023 [Member] Arysta [Member]	Feb. 02, 2015 Subsequent Event [Member] EUR Notes Due 2023 [Member] Arysta [Member] EUR (€)	Feb. 13, 2015 Subsequent Event [Member] Tranche B-2 Term Loan [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Tranche B-2 Term Loan [Member] Eurodollar [Member]	Feb. 13, 2015 Subsequent Event [Member] Tranche B-2 Term Loan [Member] Base Rate [Member]	Feb. 13, 2015 Subsequent Event [Member] Euro Tranche Term Loans [Member] EUR (€)	Feb. 13, 2015 Subsequent Event [Member] Tranche B Term Loan [Member] Eurodollar [Member]	Feb. 13, 2015 Subsequent Event [Member] Tranche B Term Loan [Member] Base Rate [Member]	Jan. 02, 2015 Stock Dividends to Series A Preferred Stock Shareholders [Member] Subsequent Event [Member] USD ($)	Apr. 23, 2013 Employee Stock Option [Member] Former Non-founder Directory [Member]	Mar. 17, 2015 Restricted Stock Units (RSUs) [Member] Subsequent Event [Member] Director [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Common stock dividends, share																														$ 10,050,290
Business Combination, Consideration Transferred												$ 3,570,000,000
Payments to Acquire Businesses, Gross												2,930,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												600,000,000
Convertible Preferred Stock, Shares Issued upon Conversion, Shares (in Shares)													22,107,590
Convertible Preferred Stock, Value Converted, Maximum												600,000,000
Weighted Average Price, Period												10 days
Debt Instrument, Face Amount	360,000,000						256,000,000	205,000,000	360,000,000												1,100,000,000		350,000,000	500,000,000			287,000,000
Debt Instrument, Interest Rate, Stated Percentage																					6.50%		6.00%
Debt Instrument, Maturity Date						Jun. 07, 2020									Jun. 07, 2018				Jun. 07, 2020	Feb. 01, 2022		Feb. 01, 2023
Term Loan, Additional Borrowing Capacity (in Euro)																											83,000,000
Line of Credit Facility, Additional Borrowing Capacity			62,500,000	62,500,000										75,000,000		75,000,000
Line of Credit Facility, Maximum Borrowing Capacity			87,500,000	87,500,000	50,000,000									163,000,000		163,000,000
DebtInstrumentDiscountPercentage																								1.00%			2.00%
Long-term Line of Credit																160,000,000
Debt Instrument, Basis Spread on Variable Rate																	3.00%	2.00%							3.75%	2.75%		3.50%	2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																															5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)										75,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																																3,821
Litigation Settlement, Amount											$ 25,000,000